Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Statement of Financial Position [Abstract]
Net of allowance for loans principal, interest and financing service fee receivables | ¥	¥ 586,206,781	¥ 370,700,724
Loans held-for-sale | ¥	¥ 76,013,067	¥ 66,698,869
Ordinary shares, shares authorized | shares	3,800,000,000	3,800,000,000
Ordinary shares, shares issued | shares	1,371,643,240	1,371,643,240